Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Prestige Financial Services, Inc. (the “Company”)

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

BMO Capital Markets Corp.

(together, the “Specified Parties”)

Re: Prestige Auto Receivables Trust 2024-2 – Data Files Procedures

We have performed the procedures described below on the specified attributes in

(i)

an electronic data file entitled “240630 PART 24-2 $131 revised RA indicative pool.xlsx” provided by the Company on July 30, 2024, containing information on 6,327 retail installment sale contracts and security agreements secured by new and used automobiles, vans, and light duty trucks (collectively, the “Initial Receivables”) as of June 30, 2024 (the “Initial Data File”), and

(ii)

an electronic data file entitled “240731 PART 24-2 $162 statistical pool for PPM.xlsx” provided by the Company on August 12, 2024, containing information on 7,741 retail installment sale contracts and security agreements secured by new and used automobiles, vans, and light duty trucks (collectively, the “Final Receivables” and together with the Initial Receivables, the “Receivables”) as of July 31, 2024 (the “Final Data File,” and together with the Initial Data File, the “Data Files”), which we were informed are intended to be included as collateral in the offering by Prestige Auto Receivables Trust 2024-2. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•

The term “Receivable File” means the following documents: Installment Sale Contract, Title Document, Post Funding Correspondence, Modification Agreement, and/or screenshots from the Company’s servicing system (the “Servicing System”). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 50 Initial Receivables from the Initial Data File and a sample of 50 Final Receivables from the Final Data File (together, the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data Files.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions

Account Number	Servicing System

Borrower Last Name	Installment Sale Contract or Servicing System, and Instructions

Original Amount Financed	Installment Sale Contract

Original Interest Rate	Installment Sale Contract, Post Funding Correspondence

Current Interest Rate	Servicing System

Original Term	Installment Sale Contract, Modification Agreement, and Instructions

Attribute	Receivable File / Instructions

Payment Amount	Installment Sale Contract, Modification Agreement, Post Funding Correspondence

Obligor State	Installment Sale Contract, Servicing System

Vehicle Make	Installment Sale Contract and Instructions

Model Year	Installment Sale Contract

New/Used Vehicle	Installment Sale Contract

Vehicle Identification Number (“VIN”)	Installment Sale Contract

C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•

Title Document; we were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties, but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

August 22, 2024

Exhibit A

Title Documents

Application for Certificate of Title	Electronic Title Copy
Application for Certificate of Title and Registration	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title for a Vehicle	Lien Holders Release Forms
Application for Certificate of Title or Registration	Lien Receipt
Application for Certificate of Title with/without Registration	Notice of Lien
Application for Dealer Assignment	Notice of Security Interest Filing
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Notice of Security or Lien Filing
Application for Registration of Motor Vehicle	Notification of Lien
Application for Title and License	Receipt of Dealer Transaction
Application for Title and Registration Statement of Vehicle Sale	Record Lookup Results
Application for Title and/or Registration	Request Report
Application for Vehicle Transaction(s)	Termination Statement
Application(s) for Certificate of Title to a Motor Vehicle	Title & License Plate Application
Application to Title/Reg. a Vehicle	Title and Registration Application
Certificate of Title	Title and Registration Receipt
Certificate of Title for a Vehicle	Title Guaranty
Certificate of Title of a Vehicle	Title Information
Copy of Application for Registration	Title Lien Statement
Dealer, Rebuilder, or Lessor’s Report of Sale or Lease	Universal Title Application
Documentation from Department of State	Vehicle Title Application
Electronic Dealer, Rebuilder, or Lessor’s Report of Sale or Lease

Acceptable Company Names

PFS PRESTIGE FINANCIAL SERVICES	PRESTIGE FINANCIAL SERVICES INC
PRESTIGE AUTO FINANCE CORP	PRESTIGE FINANCIAL SERVICES INC.
Prestige Finance	PRESTIGE FINANCIAL SERVICES, INC
PRESTIGE FINANCIAL	PRESTIGE FINANCIAL SERVICES, INC.
PRESTIGE FINANCIAL S	PRESTIGE FINANCIAL SERVICES,INC
PRESTIGE FINANCIAL SERICES INC	PRESTIGE FINANCIAL SERVICS
PRESTIGE FINANCIAL SERV	PRESTIGE FINANCIAL SERVICS INC
PRESTIGE FINANCIAL SERV INC	PRESTIGE FINANCIAL SRVS INC
PRESTIGE FINANCIAL SERV.	PRESTIGE FINANCIAL SVCS
PRESTIGE FINANCIAL SERVI	PRESTIGE FINANCIAL SVCS INC
PRESTIGE FINANCIAL SERVICE	PRESTIGE FINANCIAL SVS INC
PRESTIGE FINANCIAL SERVICE INC	PRESTIGE FNCL SVCS
PRESTIGE FINANCIAL SERVICES

Exhibit B

The Selected Receivables

Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number
1	20242001	34	20242034	67	20242067
2	20242002	35	20242035	68	20242068
3	20242003	36	20242036	69	20242069
4	20242004	37	20242037	70	20242070
5	20242005	38	20242038	71	20242071
6	20242006	39	20242039	72	20242072
7	20242007	40	20242040	73	20242073
8	20242008	41	20242041	74	20242074
9	20242009	42	20242042	75	20242075
10	20242010	43	20242043	76	20242076
11	20242011	44	20242044	77	20242077
12	20242012	45	20242045	78	20242078
13	20242013	46	20242046	79	20242079
14	20242014	47	20242047	80	20242080
15	20242015	48	20242048	81	20242081
16	20242016	49	20242049	82	20242082
17	20242017	50	20242050	83	20242083
18	20242018	51	20242051	84	20242084
19	20242019	52	20242052	85	20242085
20	20242020	53	20242053	86	20242086
21	20242021	54	20242054	87	20242087
22	20242022	55	20242055	88	20242088
23	20242023	56	20242056	89	20242089
24	20242024	57	20242057	90	20242090
25	20242025	58	20242058	91	20242091
26	20242026	59	20242059	92	20242092
27	20242027	60	20242060	93	20242093
28	20242028	61	20242061	94	20242094
29	20242029	62	20242062	95	20242095
30	20242030	63	20242063	96	20242096
31	20242031	64	20242064	97	20242097
32	20242032	65	20242065	98	20242098
33	20242033	66	20242066	99	20242099
				100	20242100

(*)	The Company has assigned a unique seven-digit Receivable Number to each Receivable in the Data Files. The Receivable Numbers referred to in this Exhibit are not the actual Receivable Numbers.

Exhibit C

Instructions

Attribute	Instructions

Borrower Last Name	In the event the Borrower’s Last Name did not agree to the last name stated in the Installment Sale Contract or Servicing System, compare the Borrower’s Last Name to the co-borrower last name stated in the Installment Sale Contract or Servicing System.

Original Term	In the event the Original Term did not agree with the Installment Sale Contract, recompute as the number of months between the first payment due date in the Installment Sale Contract and the final payment due date in the Modification Agreement.

Vehicle Make

In the event the Vehicle Make stated in the Installment Sale Contract was “Hyun,” “Chevrol,” “Mercedes-B,” or “Mitsubis,” consider the Vehicle Make to be “Hyundai,” “Chevrolet,” “Mercedes-Benz,” or “Mitsubishi,” respectively.

Consider variations due to spelling, abbreviation, or truncation of the full Vehicle Make to be acceptable.